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February 21, 1996



Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549-1004
Attn:  Document Control - EDGAR

RE:   Rule 24f-2 Notice for IDS Certificate Company
      IDS Cash Reserve Certificate
      SEC File No. 2-68296

Ladies and Gentlemen:

[i]         In accordance with the provision of Rule 24f-2, IDS
            Certificate Company hereby files its Rule 24f-2
            Notice for the fiscal year ended December 31, 1995
            ("Fiscal Year").

[ii]        Amount of securities registered other than
            under 24f-2 which were unsold at the
            beginning of the fiscal year               $        -0-

[iii]       Amount of securities registered during the
            fiscal year other than under 24f-2         $        -0-

[iv]        Amount of securities sold during the fiscal
            year                                       $ -0-*

[v]         Amount of securities sold pursuant to      $ -0-
              24f-2

[vi]        Fee      $-0-           x    0.00034483    $ -0-

*           Sales of $265,523,225 minus redemptions of $351,465,765
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Enclosed please find an opinion of counsel.

If you have any questions, please contact me.  Thank you.

Sincerely,



Bruce A. Kohn
Vice President and General Counsel
(612) 671-2221

BAK/rjf